19A. Future Minimum rental receivable (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Schedule of future minimum operating leases
	2016	2015
	RMB’000	RMB’000

Within 1 year	791	750
After 1 year but within 5 years	-	785
After 5 years	-	-

	791	1,535